SUBORDINATED DEBT (Details Narrative) - USD ($)			9 Months Ended
	Sep. 15, 2025	Nov. 02, 2023	Mar. 31, 2026	Mar. 31, 2025	Sep. 14, 2025	Jun. 30, 2025	Jun. 30, 2024	Nov. 30, 2023
Line of Credit Facility [Line Items]
Proceeds from issuance of preferred and common stock warrants under Private Placement	$ 1,730,000		$ 3,827,000
Outstanding credit facility			$ 0			$ 1,000,000	$ 0
Debt Satisfaction Agreement [Member]
Line of Credit Facility [Line Items]
Outstanding credit facility					$ 1,173,000
Remaining due cash					$ 557,000
Prefunded Preferred Stock Warrants [Member]
Line of Credit Facility [Line Items]
Number of warrants	89,323
Common Stock Warrants [Member]
Line of Credit Facility [Line Items]
Number of warrants	420,335
Securities Purchase Agreement [Member] | Private Placement [Member]
Line of Credit Facility [Line Items]
Proceeds from issuance of preferred and common stock warrants under Private Placement	$ 5,000,000.0
2023 Subordinated LOC [Member]
Line of Credit Facility [Line Items]
Line of credit		$ 2,000,000
Unsecured promissory note		$ 2,000,000
Line of credit interest rate		9.00%
Warrant to purchase common stock		41,196						41,196
Warrant exercise price per share		$ 3.24						$ 3.24
Warrants term		5 years						5 years